UNSECURED BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Oct. 16, 2017	Oct. 03, 2014
Unsecured Borrowings [Abstract]
Unsecured borrowings, net	$ 620,278	$ 619,407
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	625,000	625,000
Unamortized debt discount and loan costs	(4,722)	(5,593)
Unsecured borrowings, net	620,278	619,407
Accrued interest	7,700	7,700
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	$ 325,000	325,000
Notes issued				$ 325,000
Interest rate				6.375%
Maturity date	Oct. 15, 2021
Unsecured Borrowings [Member] | 2024 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	$ 300,000	$ 300,000
Notes issued			$ 300,000
Interest rate			5.25%
Maturity date	Oct. 15, 2024